Commitments and Contingencies - Disclosure of Detailed Information about Contractual Obligations Outstanding (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Contractual Obligations [Line Items]
Loans and borrowings and accrued interest	$ 331,720
Accounts payable and accrued liabilities	67,047
Reclamation obligations	38,116	[1]
Purchase commitments	27,638
Lease commitments	1,068
Total	465,589
Within 1 year [member]
Contractual Obligations [Line Items]
Loans and borrowings and accrued interest	77,462
Accounts payable and accrued liabilities	67,047
Reclamation obligations	459	[1]
Purchase commitments	25,008
Lease commitments	365
Total	170,341
1-2 years [member]
Contractual Obligations [Line Items]
Loans and borrowings and accrued interest	53,364
Accounts payable and accrued liabilities	0
Reclamation obligations	3,642	[1]
Purchase commitments	1,541
Lease commitments	204
Total	58,751
2-3 years [member]
Contractual Obligations [Line Items]
Loans and borrowings and accrued interest	52,280
Accounts payable and accrued liabilities	0
Reclamation obligations	4,547	[1]
Purchase commitments	969
Lease commitments	210
Total	58,006
3-4 years [member]
Contractual Obligations [Line Items]
Loans and borrowings and accrued interest	6,983
Accounts payable and accrued liabilities	0
Reclamation obligations	3,204	[1]
Purchase commitments	112
Lease commitments	216
Total	10,515
4-5 years [member]
Contractual Obligations [Line Items]
Loans and borrowings and accrued interest	141,631
Accounts payable and accrued liabilities	0
Reclamation obligations	3,717	[1]
Purchase commitments	7
Lease commitments	73
Total	145,428
Thereafter [member]
Contractual Obligations [Line Items]
Loans and borrowings and accrued interest	0
Accounts payable and accrued liabilities	0
Reclamation obligations	22,547	[1]
Purchase commitments	1
Lease commitments	0
Total	$ 22,548

[1]	Amount represents undiscounted future cash flows.